OTHER CURRENT ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31, 2023	March 31, 2023
Inventory-related deposits	$334,373	$288,649
Accounts receivable, related parties	-	167,578
Prepaid insurance and other operational expenses	46,560	105,652
Deposits for sales events	-	120,614
Right to recover asset	21,079	20,975
Subtotal	402,012	703,468
Less: allowance for losses	(175,641)	(175,641)
	$226,371	$527,827

Other current assets consist of the following:

	As of March 31,
	2023	2022
Prepaid consulting fees, related party	$-	$2,867,123
Inventory-related deposits	288,649	384,477
Accounts receivable, related parties	167,578	-
Prepaid insurance and other operational expenses	105,652	201,275
Deposits for sales events	120,614	222,540
Right to recover asset	20,975	15,632
Subtotal	703,468	3,691,047
Allowance for losses	(175,641)	(179,765
	$527,827	$3,511,282